CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Amortized cost	$ 184,974	$ 181,247